Leases - Operating lease cost and others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Components of operating lease cost
Operating lease cost	¥ 10,802	¥ 10,982	¥ 6,812
Variable lease cost	672	837	47
Total operating lease cost	11,474	11,819	6,859
Cash payments for operating leases	8,050	6,556	¥ 4,408
Operating lease assets obtained in exchange for operating lease liabilities	¥ 5,030	¥ 7,375
Weighted average remaining lease term (in years)	9 years 3 months 18 days	9 years 10 months 24 days
Weighted average discount rate (as a percent)	4.80%	5.10%